Filed pursuant to Rule 497(e)

File Nos. 333-174627 and 811-22564

GMO SERIES TRUST

Supplement dated October 1, 2019 to the GMO Series Trust
Statement of Additional Information
dated June 30, 2019, as revised August 1, 2019 (the “SAI”)

Effective September 16, 2019, the “Interested Trustee” section of the table on page 122 of the SAI is deleted and replaced with the following:

INTERESTED TRUSTEE
Jonathan Feigelson[2] YOB: 1962	Chairman of the Board of Trustees	Since September 2019.	General Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (May 2019 – present); General Counsel and Head of Human Resources at iCapital Network, Inc. (2017-2019); Senior Managing Director, General Counsel, Head of Regulatory Affairs and Director of Corporate Governance at TIAA -CREF (2006-2016).	46	None.
[2]	Mr. Feigelson is an “interested person” of the Trust, as such term is used in the 1940 Act (an “Interested Trustee”), by virtue of his position with GMO indicated in the table above.

Effective September 16, 2019, the description of the attributes of the Interested Trustee considered by the Board of Trustees on page 123 of the SAI is deleted and replaced with the following:

Interested Trustee

Jonathan Feigelson – Mr. Feigelson’s experience as a senior executive of multiple financial services firms, and his business experience in the financial services industry.

Effective September 16, 2019, the “Interested Trustee” sections of the “Trustee Fund Ownership” tables on page 126 of the SAI are deleted and replaced with the following.

Name/Funds	Dollar Range of Shares Directly Owned in the Funds	Aggregate Dollar Range of Shares Directly Owned in all Registered Investment Companies (whether or not offered in the Prospectus) Overseen by Trustee in Family of Investment Companies
INTERESTED TRUSTEE
Jonathan Feigelson	None	None

Filed pursuant to Rule 497(e)

File Nos. 333-174627 and 811-22564

Name/Funds	Dollar Range of Shares Indirectly Owned in the Funds	Aggregate Dollar Range of Shares Indirectly Owned in all Registered Investment Companies (whether or not offered in the Prospectus) Overseen by Trustee in Family of Investment Companies
INTERESTED TRUSTEE
Jonathan Feigelson	None	None

Effective September 16, 2019, the first sentence of the fourth paragraph of the “Remuneration” sub-section in the “Management of the Trust” section on page 127 of the SAI is deleted and replaced with the following.

Mr. Feigelson does not receive any compensation from the Fund Complex.

Effective September 16, 2019, all other references to “Jason B. Harrison” are replaced with “Jonathan Feigelson”.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE